SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Disclosure of supplemental cash flow statement items
Other items comprise:

(US $ millions)	Note	2019	2018
Stock-based compensation		$4	$4
Pension funding greater than expense		(2)	(2)
Cash interest paid less than interest expense		10	—
Amortization of debt issue costs	13	2	2
Unrealized loss on outstanding forwards	19	1	3
Unrealized foreign exchange loss (gain) on translation of monetary balances		2	(9)
Other		(1)	(3)
		$16	$(5)

The net change in non-cash operating working capital balance comprises:

(US $ millions)	2019	2018
Cash provided by (used for):
Accounts receivable	$13	$19
Prepaids	(1)	(1)
Inventory	(7)	6
Accounts payable and accrued liabilities	(52)	28
	$(47)	$52
Cash interest and income taxes comprise:
(US $ millions)	2019	2018
Cash interest paid	$34	$34
Cash interest received	(2)	(4)
Cash taxes paid	70	126
Cash taxes received	(28)	(9)
The net change in financial liabilities arising from financing activities comprises:

(US $ millions)	2019	2018
Long-term debt	$107	$2
Other long-term debt	68	—
Net increase in financial liabilities	$175	$2

Cash and non-cash movements of changes in financial liabilities arising from financing activities comprises:

(US $ millions)	Note	2019	2018
Cash movements:
Issuance of debt	8	$350	$—
Repayment of debt	8	(240)	—
Debt issuance costs	8	(6)	—
Accounts receivable securitization drawings	3	68	—
		172	—
Non-cash movements:
Amortization of debt issue costs	8	2	2
Costs on early extinguishment of 2020 Notes	8	1	—
		3	2
Net increase in financial liabilities		$175	$2